Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-based compensation
Share-based compensation

19.          Share-based compensation

2020 share incentive plan

In June 2020, the Group terminated its share incentive plan adopted in December 2010, November 2013, April 2014 (the “Terminated Plans”) and adopted a 2020 share incentive plan, which is referred to as the 2020 Share Incentive Plan (the “2020 Plan”). The awards that are granted and outstanding under the Terminated Plans remain effective under the 2020 Plan, subject to any amendment and modification to the original award agreements that the Company shall determine.

During the years ended December 31, 2023, 2024 and 2025, the number of vested shares relating to the Terminated Plans was 320,000, nil and nil, and no share was forfeited relating to the Terminated Plans. As of December 31, 2025, the number of unvested shares relating to the Terminated Plans was nil.

Under the 2020 Plan, the maximum aggregate number of shares of the Company that may be granted is 31,000,000, which consists of (i) 21,039,742 common shares reserved for issuance, which were previously reserved under the Terminated Plans but not granted under the Terminated Plans, (ii) 9,667,230 common shares repurchased pursuant to the share repurchase programs authorized by the Company, and (iii) 293,028 common shares reserved for issuance under the 2020 Plan.

In March 2023 and April 2024, the Board of Directors of the Company amended and restated the 2020 Plan, the maximum aggregate number of shares of the Company available for grant of awards was increased to 46,561,200 and 61,525,345, respectively. The number of shares available for such grants as of December 31, 2025 is 9,435,550 (2024: 16,581,260).

As of December 31, 2025, the restricted shares units (“RSUs”) granted to employees and officers (excluding those forfeited) under the 2020 Plan are only subject to service conditions, and follow various vesting schedules including: (i) one-half of the RSUs shall be vested on each anniversary of the vesting commencement date for two years thereafter; (ii) one-third of the RSUs shall be vested on each anniversary of the vesting commencement date for three years thereafter; (iii) two-third of the RSUs shall be vested on the second anniversary and one-third of the RSUs shall be vested on the third anniversary of the vesting commencement date; (iv) one-fifth of the RSUs shall be vested on each anniversary of the vesting commencement date for five years thereafter; (v) one-sixth of the RSUs shall be vested on the grant date, and the remaining RSUs shall be vested equally on each anniversary of the vesting commencement date for three years thereafter; (vi) the RSUs shall be vested immediately. Certain of the awarded shares were vested in an accelerated manner after grant.

19.          Share-based compensation (Continued)

2020 share incentive plan (Continued)

A summary of the RSU activities under the 2020 Plan for the years ended December 31, 2023, 2024 and 2025 is presented below:

		Weighted-average
	Number of	grant-date fair
	restricted shares	value (US$)
Unvested as of January 1, 2023	16,858,050
Granted	12,485,750	0.36
Vested	(11,195,165)
Forfeited	(491,670)
Unvested as of December 31, 2023	17,656,965
Expected to vest as of December 31, 2023	13,242,724
Unvested as of January 1, 2024	17,656,965
Granted	3,764,500	0.32
Vested	(4,684,535)
Forfeited	(1,226,170)
Unvested as of December 31, 2024	15,510,760
Expected to vest as of December 31, 2024	11,633,070
Unvested as of January 1, 2025	15,510,760	0.78
Granted	8,910,710
Vested	(9,100,500)
Forfeited	(1,765,000)
Unvested as of December 31, 2025	13,555,970
Expected to vest as of December 31, 2025	10,166,978

Based upon the Company’s historical and expected forfeitures for restricted share units granted, the directors of the Company estimated that its future forfeiture rate would be 25% for employees and management.

Shenzhen Onething 2024 share incentive plan

On April 26, 2024, the Group adopted a share incentive plan for Shenzhen Onething (the “Shenzhen Onething 2024 Plan”), in order to provide incentives for employees contributing to the Group’s cloud computing business. In December 2024, 30% equity interest of Shenzhen Onething was transferred to certain plan participants or share incentive awards holding platforms established and controlled by the Group, at a nominal price, to facilitate the grant of RSUs under the Shenzhen Onething 2024 plan.

The awards granted under the Shenzhen Onething 2024 Plan are subject to both service conditions and performance conditions. Performance conditions include the occurrence of change of control of Shenzhen Onething or the successful completion of an initial public offering of Shenzhen Onething (“Liquidity Event”).

For the years ended December 31, 2024 and 2025, no share-based compensation expense was recognized in connection with the Shenzhen Onething 2024 Plan, as the satisfaction of the performance conditions was not considered probable as of the reporting date.

As of December 31, 2024 and 2025, although the aforementioned 30% equity interest had been transferred to plan participants or share incentive award holding platforms, the shares remained unvested and subject to forfeiture due to the unsatisfied vesting conditions. As a result, the Group continued to fully consolidate Shenzhen Onething, and no non-controlling interest was recognized in respect of the 30% equity interest.

19.          Share-based compensation (Continued)

Shenzhen Onething 2024 share incentive plan (Continued)

Total compensation costs recognized for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Years ended December 31,
(In thousands)	2023	2024	2025
Sales and marketing expenses	48	19	—
General and administrative expenses	8,113	1,768	2,727
Research and development expenses	1,515	666	1,113
Total	9,676	2,453	3,840

Notes:

(i)	For the years ended December 31, 2023, 2024 and 2025, the compensation costs recognized in relation to the shares awarded under the Terminated Plans amounted to US$352,000, nil and nil, respectively.
(ii)	As of December 31, 2025, the total unrecognised share-based compensation amounted to US$18,960,000 (2024: US$11,132,100).